Income tax expense/(benefit) - Movement in current Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Movement in Current Income Tax
At beginning of year	$ (71,857)	$ (68,834)	$ (68,706)
Charged to income or loss	(75,460)	(114,430)	(108,842)
Paid during the year	38,629	45,411	51,245
Withholding tax netting off	40,991	57,565	54,878
Exchange differences	20,068	8,431	2,591
At end of year	$ (47,629)	$ (71,857)	$ (68,834)